Investment Risks	Jul. 02, 2026
Kurv Energy Generation & Infrastructure ETF | Energy Infrastructure Companies Risk [Member]
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Energy Infrastructure Companies Risk: Energy Companies, including MLPs and utility companies, are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of Energy-Related Commodities transported, processed, stored or distributed; reductions in volumes of natural gas or other Energy-Related Commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; depletion of natural gas reserves or other Energy-Related Commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effective manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy Companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, Energy Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Energy Companies that own interstate pipelines are subject to regulation by U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact the Energy Companies. Certain Energy Companies in the utility industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees. Certain Energy Companies are involved in the production of electrical equipment and components. General risks of these companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, the companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

Kurv Energy Generation & Infrastructure ETF | Sector Focus Risk [Member]
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Sector Focus Risk: The Energy Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Energy Fund anticipates that it may be subject to some or all of the risks described below.

Kurv Energy Generation & Infrastructure ETF | Energy Sector Risk [Member]
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●	Energy Sector Risk. The Energy Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.

Kurv Energy Generation & Infrastructure ETF | Industry Specific Risk [Member]
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Industry Specific Risk: Income provided by the Energy Fund may be reduced by changes in the dividend policies of the Energy Companies in which the Energy Fund invests and the capital resources at such companies. The principal risks inherent in investing in Energy Companies include the following:

Kurv Energy Generation & Infrastructure ETF | Regulatory Risk [Member]
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●	Regulatory Risk. Energy Companies are subject to significant U.S., state and local government and/or foreign government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices and the methodology of setting prices they may charge for the products and services that could negatively affect the profitability of Energy Companies and their performance. Energy Companies that own interstate pipelines are subject to regulation by the Federal Energy Regulatory Commission (FERC) with respect to the tariff rates that they may charge to their customers. For example, on March 14, 2018, FERC changed its long-standing tax allowance policy which no longer permits such companies to include in their cost of service an income tax allowance to the extent that their owners have an actual or potential tax liability on the income generated by them. This had a negative impact on the performance of some Energy Companies affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP’s business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.

Various governmental agencies and authorities have the power to enforce compliance with these regulations, and violators may be subject to administrative, civil and criminal penalties, including civil fines, assessment of monetary penalties, imposition of remedial requirements, injunctions or all of the above. Stricter laws, regulations or enforcement policies could be enacted in the future, which would likely increase compliance costs and may adversely affect the financial performance of Energy Companies.

Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. Certain environmental statutes, state laws and regulations impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment.

There is an inherent risk that other entities operating in the energy industry may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or gathering pipelines could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Energy Companies may not be able to recover these costs from insurance.

Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Energy Fund may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are managed or produced by companies in which the Energy Fund may invest.

Kurv Energy Generation & Infrastructure ETF | Supply and Demand Risk [Member]
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●	Supply and Demand Risk. A decrease in the production of natural gas, natural gas liquids (“NGLs”), crude oil or other Energy-Related Commodities or a decrease in the volume of such Energy-Related Commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Companies. Production declines and volume decreases could be caused by various factors, including depressed commodity prices, catastrophic events affecting production, depletion of resources, labor difficulties, environmental or other governmental regulation, equipment failures and unexpected maintenance problems, import supply disruption, increased competition from alternative energy sources, international politics and political circumstances (particularly of key energy-producing countries), and policies of the Organization of the Petroleum Exporting Countries (“OPEC”). Alternatively, a sustained decline in demand for such Energy-Related Commodities could also impact the financial performance of Energy Companies. Factors that could lead to a decline in demand include economic recession or other adverse economic or political conditions (especially in key energy-consuming countries), higher fuel taxes, governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, an increase in commodity prices and weather conditions.

Volatility in the underlying commodity markets has had an adverse effect on companies in the Energy Industry. This environment has led to price volatility of energy related equities which has affecting the ability of certain of the companies to participate in projects that provide growth. As a result, some portfolio companies have reduced dividends and financed projects with internally generated cash flow to avoid raising capital through equity issuance and diluting current shareholders. While this action may result in long term value for current shareholders, it does affect the performance of the company in the short term and therefore affects the Energy Fund’s performance. During this period of volatility, however, the Manager continues to seek companies that are not affected by the cyclicality of the commodity markets.

Kurv Energy Generation & Infrastructure ETF | Acquisition Risk [Member]
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●	Acquisition Risk. The ability of MLPs, and dividend paying corporations to grow and, where applicable, to increase distributions to share or unit holders is dependent partly on their ability to make acquisitions that result in an increase in adjusted operating surplus per share/unit. In the event that MLPs, and dividend paying corporations are unable to make such accretive acquisitions because, for example, they are unable to identify attractive acquisition candidates, negotiate acceptable purchase contracts, raise financing for such acquisitions on economically acceptable terms or because they are outbid by competitors, their future growth and ability to raise dividends or distributions may be limited. Furthermore, even if MLPs, and dividend paying corporations do consummate acquisitions that they believe will be accretive, the acquisitions may in fact result in a decrease in adjusted operating surplus per share/unit. Any acquisition involves risks, which include, among others: the possibility of mistaken assumptions about revenues and costs, including synergies; the assumption of unknown liabilities; possible limitations on rights to indemnity from the seller; the diversion of management’s attention from other business concerns; unforeseen difficulties operating in new product areas or new geographic areas; and customer or key employee losses at the acquired businesses.

Kurv Energy Generation & Infrastructure ETF | Catastrophe Risk [Member]
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●	Catastrophe Risk. The operations of Energy Companies are subject to many hazards inherent in the transporting, processing, storing, distributing or marketing of natural gas, NGLs, crude oil, refined petroleum products or other hydrocarbons, or in the exploring, managing or producing of such Energy-Related Commodities or products, including: damage to pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters and acts of terrorism; inadvertent damage from construction and farm equipment; leaks of natural gas, NGLs, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions, among others. The occurrence of any such events could result in substantial losses due to, for example, personal injury and/or loss of life, damage to and destruction of property and equipment and pollution or other environmental damage, and may result in the curtailment, suspension or discontinuation of affected Energy Companies’ related operations. Many Energy Companies are not fully insured against all risks inherent to their businesses. If an accident or event occurs that is not fully insured, it could adversely affect an Energy Company’s operations and financial condition.

Kurv Energy Generation & Infrastructure ETF | Operational Risk [Member]
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●	Operational Risk. Energy Companies are subject to various operational risks, such as failed drilling or well development, unscheduled outages, underestimated cost projections, unanticipated operation and maintenance expenses, failure to obtain the necessary permits to operate and failure of third-party contractors (e.g., energy producers and shippers) to perform their contractual obligations. In addition, Energy Companies employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Energy Companies may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies.

Kurv Energy Generation & Infrastructure ETF | Commodity Pricing Risk [Member]
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●	Commodity Pricing Risk. Energy Companies may be affected by fluctuations in the prices of Energy-Related Commodities, including, for example, natural gas, NGLs, crude oil and coal, in the short- and long-term. Fluctuations in energy commodity prices would impact directly Energy Companies that produce such Energy-Related Commodities and could impact indirectly Energy Companies that engage in the transportation, storage, processing, distribution or marketing of or exploration for such Energy-Related Commodities. Commodity prices fluctuate for many reasons, including changes in market and economic conditions or political circumstances (especially of key energy-producing and consuming countries), the impact of weather on demand, levels of domestic production and imported Energy-Related Commodities, energy conservation, domestic and foreign governmental regulation, international politics, policies of OPEC, and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may make it more difficult for Energy Companies to raise capital to the extent the market perceives that their performance may be directly tied to commodity prices. The Energy Industry as a whole may also be impacted by the perception that the performance of Energy Companies is directly linked to commodity prices.

Kurv Energy Generation & Infrastructure ETF | Depletion and Exploration Risk [Member]
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●	Depletion and Exploration Risk. Energy Companies engaged in the exploration, development, management or production of natural gas, NGLs (including propane), crude oil or refined petroleum products are subject to the risk that their commodity reserves are depleted over time. These kinds of Energy Companies generally increase reserves through expansion of their existing businesses, through exploration of new sources or development of existing sources, through acquisitions or by securing long-term contracts to acquire additional reserves. Each of these strategies entails risk. The financial performance of these Energy Companies may be adversely affected if they are unable to cost-effectively acquire additional reserves at a rate at least equal to the rate of decline of their existing reserves. A failure to maintain or increase reserves could reduce the amount and/or change the characterization of cash distributions paid by these Energy Companies.

Kurv Energy Generation & Infrastructure ETF | Weather Risks [Member]
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●	Weather Risks. Weather plays a role in the seasonality of cash flows of some companies in which the Energy Fund may invest. Companies in the propane industry, for example, rely on the winter season to generate almost all of their earnings. In an unusually warm winter season, propane companies experience decreased demand for their product. The damage done by extreme weather also may serve to increase many companies’ insurance premiums and could adversely affect such companies’ financial condition and ability to pay distributions to shareholders. Other companies operating in the energy infrastructure sector may be subject to similar risks.

Kurv Energy Generation & Infrastructure ETF | Exchange Traded Product (ETP) Risk [Member]
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Exchange Traded Product (ETP) Risk: The Energy Fund invests in Energy ETPs. Through its positions in Energy ETPs, the Energy Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to an Energy ETP could decrease. Many of the Commodities-Related ETPs in which the Energy Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the Energy ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the Energy ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Energy Fund invests in an Energy ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the Energy ETP’s expenses (including operating costs and management fees).

Kurv Energy Generation & Infrastructure ETF | Risks of Investing in Other Investment Companies [Member]
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Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Energy Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Energy Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Energy Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Energy Fund’s investment will decline, adversely affecting the Energy Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Energy Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Energy Fund’s holdings in those shares at the most optimal time, adversely affecting the Energy Fund’s performance.

Kurv Energy Generation & Infrastructure ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Energy Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Energy Fund. The Energy Fund’s use of derivatives or other similar investments may result in losses to the Energy Fund, a reduction in the Energy Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Energy Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Energy Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Energy Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Energy Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Energy Fund’s ability to invest in derivatives, limit the Energy Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Energy Fund’s performance.

Kurv Energy Generation & Infrastructure ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Energy Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Energy Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Energy Fund’s performance. To the extent that the Energy Fund invests in over-the-counter options, the Energy Fund may be exposed to counterparty risk.

Kurv Energy Generation & Infrastructure ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Energy Fund has invested in, the Energy Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Energy Generation & Infrastructure ETF | Credit Risk [Member]
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Credit Risk: the risk that the Energy Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Energy Generation & Infrastructure ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Energy Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Energy Generation & Infrastructure ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Energy Generation & Infrastructure ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Energy Generation & Infrastructure ETF | Common Stocks [Member]
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●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv Energy Generation & Infrastructure ETF | Preferred Securities [Member]
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●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv Energy Generation & Infrastructure ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Energy Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Energy Generation & Infrastructure ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Energy Generation & Infrastructure ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Energy Fund’s NAV.

Kurv Energy Generation & Infrastructure ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the Energy Fund’s shares may become less liquid in response to the deteriorating liquidity of the Energy Fund’s portfolio. This adverse effect on the liquidity of the Energy Fund’s shares may, in turn, lead to differences between the market value of the Energy Fund’s shares and the Energy Fund’s NAV.

Kurv Energy Generation & Infrastructure ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk: An active trading market for the Energy Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Energy Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Energy Fund’s shares.

Kurv Energy Generation & Infrastructure ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The Energy Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Energy Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Energy Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Energy Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares of the Energy Fund, to the extent market participants are not willing or able to enter into FLEX Option transactions with Energy Fund at prices that reflect the market price of the Shares of the Energy Fund, the Energy Fund’s NAV and, in turn the share price of the Energy Fund, could be negatively impacted. The FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Energy ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Energy ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Energy Fund will be determined based on the market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Energy ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Energy Generation & Infrastructure ETF | Foreign (Non-U.S.) Investment Risk [Member]
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Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Energy Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Energy Generation & Infrastructure ETF | High Yield Risk [Member]
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High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Energy Generation & Infrastructure ETF | Interest Rate Risk [Member]
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Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Energy Generation & Infrastructure ETF | Leveraging Risk [Member]
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Leveraging Risk: the risk that certain transactions of the Energy Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Energy Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Energy Generation & Infrastructure ETF | Liquidity Risk [Member]
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Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Energy Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Energy Generation & Infrastructure ETF | Management Risk [Member]
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Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Energy Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Energy Fund will be achieved.

Kurv Energy Generation & Infrastructure ETF | Market Risk [Member]
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Market Risk: the risk that the value of securities owned by the Energy Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Energy Generation & Infrastructure ETF | MLP Risk [Member]
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MLP Risk: Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Kurv Energy Generation & Infrastructure ETF | MLP Tax Risk [Member]
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Risk [Text Block]

MLP Tax Risk: The Energy Fund’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Energy Fund has no control. The benefit the Energy Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Energy Fund’s investment. The classification of an MLP as a corporation for U. S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Energy Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by the Energy Fund from an MLP is treated as a return of capital, the Energy Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Energy Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require the Energy Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

Kurv Energy Generation & Infrastructure ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Energy Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Energy Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Energy Generation & Infrastructure ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  the risk that a new fund’s performance may not represent how the Energy Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Energy Generation & Infrastructure ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk: The Energy Fund’s investments in Commodities-Related ETPs and derivatives on Energy-Related Commodities or Commodities-Related ETPs, however, can differ from a direct investment in Energy-Related Commodities. Investing directly in Energy-Related Commodities provides exposure to the market price of the Energy-Related Commodity itself. As the Energy Fund will gain exposure to Energy-Related Commodities primarily through Commodities-Related ETPs or derivative instruments referencing Energy-Related Commodities or Commodities-Related ETPs, the Energy Fund’s returns on these investments may differ from the performance of Energy-Related Commodities due to factors such as derivative pricing, margin requirements, roll costs, and other market or operational considerations associated with pooled investment vehicles or derivative instruments.

Kurv Energy Generation & Infrastructure ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Energy Fund.

Kurv Energy Generation & Infrastructure ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Energy Generation & Infrastructure ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Energy Generation & Infrastructure ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Energy Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Energy Fund realizes from its investments. As a result, a larger portion of the Energy Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Energy Fund. The use of derivatives, such as call options, may cause the Energy Fund to realize higher amounts of short-term capital gains or otherwise affect the Energy Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Energy Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Energy Generation & Infrastructure ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Energy Fund and the Subsidiary, respectively, are organized, could result in the inability of the Energy Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Energy Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in Energy-Related Commodities and commodities-related ETFs indirectly through the Subsidiary, the Energy Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Energy Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Energy Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Energy Generation & Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Energy Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Energy Fund.
Kurv Energy Generation & Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Energy Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Nuclear Infrastructure ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk: The Nuclear Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Nuclear Fund anticipates that it may be subject to some or all of the risks described below.

Kurv Nuclear Infrastructure ETF | Energy Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Energy Sector Risk. The Nuclear Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.

Kurv Nuclear Infrastructure ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Nuclear Fund invests in Nuclear Energy ETPs. Through its positions in Nuclear Energy ETPs, the Nuclear Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a Nuclear Energy ETP could decrease. Many of the Nuclear Energy ETPs in which the Nuclear Fund invests may not be registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the Nuclear Energy ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the Nuclear Energy ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Nuclear Fund invests in a Nuclear Energy ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the Nuclear Energy ETP’s expenses (including operating costs and management fees).

Kurv Nuclear Infrastructure ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Nuclear Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Nuclear Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Nuclear Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Nuclear Fund’s investment will decline, adversely affecting the Nuclear Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Nuclear Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Nuclear Fund’s holdings in those shares at the most optimal time, adversely affecting the Nuclear Fund’s performance.

Kurv Nuclear Infrastructure ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Nuclear Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Nuclear Fund. The Nuclear Fund’s use of derivatives or other similar investments may result in losses to the Nuclear Fund, a reduction in the Nuclear Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Nuclear Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Nuclear Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Nuclear Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Nuclear Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Nuclear Fund’s ability to invest in derivatives, limit the Nuclear Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Nuclear Fund’s performance.

Kurv Nuclear Infrastructure ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Nuclear Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Nuclear Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Nuclear Fund’s performance. To the extent that the Nuclear Fund invests in over-the-counter options, the Nuclear Fund may be exposed to counterparty risk.

Kurv Nuclear Infrastructure ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Nuclear Fund has invested in, the Nuclear Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Nuclear Infrastructure ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Nuclear Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Nuclear Infrastructure ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Nuclear Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Nuclear Infrastructure ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Nuclear Infrastructure ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Nuclear Infrastructure ETF | Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv Nuclear Infrastructure ETF | Preferred Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv Nuclear Infrastructure ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Nuclear Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Nuclear Infrastructure ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Nuclear Infrastructure ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Nuclear Fund’s NAV.

Kurv Nuclear Infrastructure ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Nuclear Fund’s shares may become less liquid in response to the deteriorating liquidity of the Nuclear Fund’s portfolio. This adverse effect on the liquidity of the Nuclear Fund’s shares may, in turn, lead to differences between the market value of the Nuclear Fund’s shares and the Nuclear Fund’s NAV.

Kurv Nuclear Infrastructure ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Nuclear Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Nuclear Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Nuclear Fund’s shares.

Kurv Nuclear Infrastructure ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Nuclear Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Nuclear Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Nuclear Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Nuclear Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares of the Nuclear Fund, to the extent market participants are not willing or able to enter into FLEX Option transactions with Nuclear Fund at prices that reflect the market price of the Shares of the Nuclear Fund, the Nuclear Fund’s NAV and, in turn the share price of the Nuclear Fund, could be negatively impacted. The FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Nuclear Energy ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Nuclear Energy ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Nuclear Fund will be determined based on the market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Nuclear Energy ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Nuclear Infrastructure ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Nuclear Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Nuclear Infrastructure ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Nuclear Infrastructure ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Nuclear Infrastructure ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Nuclear Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Nuclear Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Nuclear Infrastructure ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Nuclear Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Nuclear Infrastructure ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Nuclear Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Nuclear Fund will be achieved.

Kurv Nuclear Infrastructure ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Nuclear Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Nuclear Infrastructure ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Nuclear Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Nuclear Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Nuclear Infrastructure ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  the risk that a new fund’s performance may not represent how the Nuclear Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Nuclear Infrastructure ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk: The Nuclear Fund’s investments in Nuclear Commodities-Related ETPs and derivatives on Nuclear Energy-Related Commodities or Nuclear Commodities-Related ETPs, however, can differ from a direct investment in Nuclear-Related Commodities. Investing directly in Nuclear -Related Commodities provides exposure to the market price of the Nuclear Energy-Related Commodity itself. As the Nuclear Fund will gain exposure to Nuclear Energy-Related Commodities primarily through Nuclear Commodities-Related ETPs or derivative instruments referencing Nuclear Energy-Related Commodities or Nuclear Commodities-Related ETPs, the Nuclear Fund’s returns on these investments may differ from the performance of Nuclear Energy-Related Commodities due to factors such as derivative pricing, margin requirements, roll costs, and other market or operational considerations associated with pooled investment vehicles or derivative instruments.

Kurv Nuclear Infrastructure ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Nuclear Fund.

Kurv Nuclear Infrastructure ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Nuclear Infrastructure ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Nuclear Infrastructure ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Nuclear Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Nuclear Fund realizes from its investments. As a result, a larger portion of the Nuclear Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Nuclear Fund. The use of derivatives, such as call options, may cause the Nuclear Fund to realize higher amounts of short-term capital gains or otherwise affect the Nuclear Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Nuclear Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Nuclear Infrastructure ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Nuclear Fund and the Subsidiary, respectively, are organized, could result in the inability of the Nuclear Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Nuclear Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in Nuclear Energy-Related Commodities and Nuclear Energy ETPs indirectly through the Subsidiary, the Nuclear Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Nuclear Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Nuclear Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Nuclear Infrastructure ETF | Nuclear Industry Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nuclear Industry Companies Risk: Nuclear Industry Companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in the case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on nuclear infrastructure companies. In addition, nuclear infrastructure companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear infrastructure companies may decline with a corresponding impact on earnings. Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations, including terrorist threats in particular. These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on nuclear power companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.

Kurv Nuclear Infrastructure ETF | Infrastructure and Engineering Services Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Infrastructure and Engineering Services Companies Risk: To the extent the Nuclear Fund invests in companies that provide engineering, procurement and construction (“EPC”), project management, maintenance, or other specialized technical services to nuclear facilities or to power, transmission and related infrastructure projects, the Nuclear Fund will be exposed to the risks of those businesses. Such companies typically operate on a project-by-project basis and tend to be cyclical, so their revenues and earnings can fluctuate with the pace of contract awards, the capital-expenditure plans of key customers, and the availability of government or utility funding. A slowdown, postponement, or cancellation of nuclear plant builds, life-extension efforts, grid-modernization initiatives, or other large-scale energy projects -- including as a result of permitting or siting hurdles, changes in energy policy, rising input or labor costs, or weaker demand expectations -- may reduce project pipelines and compress margins for these issuers.

Kurv Nuclear Infrastructure ETF | Industry and Supply-Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry and Supply-Chain Risk: Companies operating in the nuclear energy and related infrastructure industries rely on a relatively small number of specialized suppliers, facilities, and jurisdictions for key inputs, services, and equipment. Uranium mining and processing, enrichment and fuel fabrication, and certain long-lead-time components for reactors and grid upgrades are concentrated among a limited set of providers or in a few producing countries. Disruptions at any stage of this chain -- including labor disputes, equipment failures, shortages of required reagents or power, extreme weather, transportation bottlenecks, export controls, sanctions, or political instability in producing regions -- can reduce supply and increase costs for issuers in the Nuclear Fund. In some cases, alternative sources may not be immediately available or may be available only at significantly higher prices, which can adversely affect margins, project viability, or delivery schedules.

Kurv Nuclear Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Nuclear Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Nuclear Fund.
Kurv Nuclear Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Nuclear Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Space Infrastructure ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk: The Space Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Space Fund anticipates that it may be subject to some or all of the risks described below.

Kurv Space Infrastructure ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Space Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Space Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Space Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Space Fund’s investment will decline, adversely affecting the Space Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Space Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Space Fund’s holdings in those shares at the most optimal time, adversely affecting the Space Fund’s performance.

Kurv Space Infrastructure ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Space Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Space Fund. The Space Fund’s use of derivatives or other similar investments may result in losses to the Space Fund, a reduction in the Space Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Space Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Space Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Space Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Space Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Space Fund’s ability to invest in derivatives, limit the Space Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Space Fund’s performance.

Kurv Space Infrastructure ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Space Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Space Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Space Fund’s performance. To the extent that the Space Fund invests in over-the-counter options, the Space Fund may be exposed to counterparty risk.

Kurv Space Infrastructure ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Space Fund has invested in, the Space Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Space Infrastructure ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Space Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Space Infrastructure ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Space Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Space Infrastructure ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Space Infrastructure ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Space Infrastructure ETF | Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv Space Infrastructure ETF | Preferred Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv Space Infrastructure ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Space Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Space Infrastructure ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Space Infrastructure ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Space Fund’s NAV.

Kurv Space Infrastructure ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Space Fund’s shares may become less liquid in response to the deteriorating liquidity of the Space Fund’s portfolio. This adverse effect on the liquidity of the Space Fund’s shares may, in turn, lead to differences between the market value of the Space Fund’s shares and the Space Fund’s NAV.

Kurv Space Infrastructure ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Space Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Space Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Space Fund’s shares.

Kurv Space Infrastructure ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Space Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Space Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Space Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Space Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares of the Space Fund, to the extent market participants are not willing or able to enter into FLEX Option transactions with Space Fund at prices that reflect the market price of the Shares of the Space Fund, the Space Fund’s NAV and, in turn the share price of the Space Fund, could be negatively impacted. The FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Space ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Space ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Space Fund will be determined based on the market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Space ETF’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Space Infrastructure ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Space Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Space Infrastructure ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Space Infrastructure ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Space Infrastructure ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Space Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Space Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Space Infrastructure ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Space Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Space Infrastructure ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Space Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Space Fund will be achieved.

Kurv Space Infrastructure ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Space Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Space Infrastructure ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Space Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Space Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Space Infrastructure ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  the risk that a new fund’s performance may not represent how the Space Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Space Infrastructure ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Space Fund.

Kurv Space Infrastructure ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Space Infrastructure ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Space Infrastructure ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Space Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Space Fund realizes from its investments. As a result, a larger portion of the Space Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Space Fund. The use of derivatives, such as call options, may cause the Space Fund to realize higher amounts of short-term capital gains or otherwise affect the Space Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Space Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Space Infrastructure ETF | Space Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Space Companies Risk:  Companies in the space industry may face high research and development costs, intense competition, rapid technological change, and evolving regulation (including export controls, sanctions, licensing, and national-security/telecommunications rules) that could limit market access or render products obsolete. Results and reputations may be significantly affected by launch failures, mission anomalies, schedule delays, capacity constraints, rising costs, and defaults by launch providers or key suppliers. Many depend on a small number of customers and milestone-based, long-duration contracts; cancellations, budget cuts, changes in procurement policies, or delays in customer acceptance and revenue recognition may materially reduce revenues. These companies rely heavily on intellectual property, spectrum licenses, and orbital slots, which may be difficult to obtain, protect, or retain. Concentrated and specialized global supply chains—together with inflation, trade restrictions, or geopolitical events—may disrupt production and deployment. Many such businesses may not achieve profitability, may require additional capital, and may exhibit significant share price volatility.

Kurv Space Infrastructure ETF | Space Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Space Risk: The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. The exploitation and utilization of space is a global industry with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Space Fund will be riskier than traditional investments in established industry sectors, while the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

Kurv Space Infrastructure ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: Because the Space Fund’s assets will be concentrated in an industry or group of industries, the Space Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Kurv Space Infrastructure ETF | Aerospace and Defense Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Aerospace and Defense Industry Risk. The aerospace and defense industries can be significantly affected by government regulation and spending policies because companies involved in these sectors rely, to a significant extent, on government demand for their products and services. The financial condition of companies in these industries are heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Kurv Space Infrastructure ETF | Aviation Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Aviation Sector Risk. Risks associated with aviation industry include, but are not limited to, risks related to commercial aircraft, the leasing of aircraft by commercial airlines and the commercial aviation industry generally, as well as with respect to any one aircraft or type of aircraft, the particular maintenance and operating history for the aircraft or its components, the model and type of aircraft, the jurisdiction of registration and regulatory risk. In addition to the foregoing, market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war can have a material adverse effect on the aviation industry generally, especially when such market events cause material declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally.

Kurv Space Infrastructure ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Kurv Space Infrastructure ETF | Telecommunications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new 16 products. Other risks include those related to regulatory changes, such as the uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the otherwise.

Kurv Space Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Space Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Space Fund.
Kurv Space Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Space Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.